(27) OPERATING COSTS AND EXPENSES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Cost of operation	R$ 2,771,145	R$ 2,248,795	R$ 1,907,107
Cost of services rendered to third parties	2,074,611	1,357,032	1,049,101
Selling expenses	590,232	547,251	464,583
General and administrative expenses	947,072	849,416	863,499
Other Operating Expense	438,494	386,746	357,653
Operating cost and expense	6,821,554	5,389,240	4,642,033
Personnel operating expense [Member]
Statement Line Items [Line Items]
Cost of operation	882,150	686,434	596,021
Cost of services rendered to third parties	2	1	28
Selling expenses	170,859	134,864	123,812
General and administrative expenses	324,147	272,618	219,348
Other Operating Expense	0	0	0
Operating cost and expense	1,377,158	1,093,918	939,209
Private pension plans operating expense [Member]
Statement Line Items [Line Items]
Cost of operation	113,887	76,505	60,184
Cost of services rendered to third parties	0	0	0
Selling expenses	0	0	0
General and administrative expenses	0	0	0
Other Operating Expense	0	0	0
Operating cost and expense	113,887	76,505	60,184
Materials operating expense [Member]
Statement Line Items [Line Items]
Cost of operation	222,650	164,168	123,853
Cost of services rendered to third parties	1,061	1,412	1,008
Selling expenses	2,444	8,191	5,249
General and administrative expenses	23,818	16,175	9,825
Other Operating Expense	0	0	0
Operating cost and expense	249,973	189,946	139,935
Third party services operating expense [Member]
Statement Line Items [Line Items]
Cost of operation	249,689	271,623	187,080
Cost of services rendered to third parties	1,856	3,416	2,777
Selling expenses	186,525	146,957	128,022
General and administrative expenses	289,082	229,199	241,115
Other Operating Expense	0	0	0
Operating cost and expense	727,152	651,195	558,994
Depreciation and amortization operating expense [Member]
Statement Line Items [Line Items]
Cost of operation	1,143,795	937,506	870,427
Cost of services rendered to third parties	0	0	0
Selling expenses	5,403	3,602	21,826
General and administrative expenses	93,639	94,949	84,985
Other Operating Expense	0	0	0
Operating cost and expense	1,242,837	1,036,056	977,238
Cost of infrastructure construction operating expense [Member]
Statement Line Items [Line Items]
Cost of operation	0	0	0
Cost of services rendered to third parties	2,071,698	1,352,214	1,045,301
Selling expenses	0	0	0
General and administrative expenses	0	0	0
Other Operating Expense	0	0	0
Operating cost and expense	2,071,698	1,352,214	1,045,301
Others collection fees operating expense [Member]
Statement Line Items [Line Items]
Cost of operation	157,113	112,560	69,633
Cost of services rendered to third parties	(7)	(11)	(12)
Selling expenses	225,000	253,638	185,673
General and administrative expenses	218,247	236,476	308,226
Other Operating Expense	438,494	386,746	357,653
Operating cost and expense	1,038,847	989,408	921,173
Collection fees operating expense [Member]
Statement Line Items [Line Items]
Cost of operation	11,710	0	0
Cost of services rendered to third parties	0	0	0
Selling expenses	68,757	65,562	56,990
General and administrative expenses	0	0	0
Other Operating Expense	0	0	0
Operating cost and expense	80,467	65,562	56,990
Allowance for doubtful accounts operating expense [Member]
Statement Line Items [Line Items]
Cost of operation	0	0	0
Cost of services rendered to third parties	0	0	0
Selling expenses	155,097	176,349	126,879
General and administrative expenses	0	0	0
Other Operating Expense	0	0	0
Operating cost and expense	155,097	176,349	126,879
Leases and rentals operating expense [Member]
Statement Line Items [Line Items]
Cost of operation	52,734	42,163	31,687
Cost of services rendered to third parties	0	0	0
Selling expenses	(148)	113	(4)
General and administrative expenses	19,740	17,109	16,874
Other Operating Expense	0	0	0
Operating cost and expense	72,326	59,385	48,558
Publicity and advertising operating expense [Member]
Statement Line Items [Line Items]
Cost of operation	202	150	339
Cost of services rendered to third parties	0	0	0
Selling expenses	1	29	34
General and administrative expenses	17,412	11,659	9,565
Other Operating Expense	0	0	0
Operating cost and expense	17,615	11,838	9,938
Legal, judicial and indemnities operating expense [Member]
Statement Line Items [Line Items]
Cost of operation	0	0	10
Cost of services rendered to third parties	0	0	0
Selling expenses	0	0	0
General and administrative expenses	188,355	181,888	263,453
Other Operating Expense	0	0	0
Operating cost and expense	188,355	181,888	263,463
Donations, contributions and subsidies operating expense [Member]
Statement Line Items [Line Items]
Cost of operation	88	54	0
Cost of services rendered to third parties	0	0	0
Selling expenses	2	9	16
General and administrative expenses	3,924	2,425	3,418
Other Operating Expense	0	0	0
Operating cost and expense	4,014	2,488	3,434
Gain (loss) on disposal, retirement and other noncurrent assets operating expense [Member]
Statement Line Items [Line Items]
Cost of operation	0	0	0
Cost of services rendered to third parties	0	0	0
Selling expenses	0	0	0
General and administrative expenses	0	0	0
Other Operating Expense	132,195	83,575	16,309
Operating cost and expense	132,195	83,575	16,309
Amortization of concession intangible asset operating expense [Member]
Statement Line Items [Line Items]
Cost of operation	0	0	0
Cost of services rendered to third parties	0	0	0
Selling expenses	0	0	0
General and administrative expenses	0	0	0
Other Operating Expense	286,215	255,110	302,665
Operating cost and expense	286,215	255,110	302,665
Amortization of premium paid - GSF operating expense [Member]
Statement Line Items [Line Items]
Cost of operation	9,594	9,594	13,768
Cost of services rendered to third parties	0	0	0
Selling expenses	0	0	0
General and administrative expenses	0	0	0
Other Operating Expense	0	0	0
Operating cost and expense	9,594	9,594	13,768
Financial compensation for use of water resources operating expense [Member]
Statement Line Items [Line Items]
Cost of operation	8,656	12,233	0
Cost of services rendered to third parties	0	0	0
Selling expenses	0	0	0
General and administrative expenses	0	0	0
Other Operating Expense	0	0	38,956
Operating cost and expense	8,656	12,233	38,956
Impairment operating expense [Member]
Statement Line Items [Line Items]
Cost of operation	0	0	23,829
Cost of services rendered to third parties	0	0	(12)
Selling expenses	0	0	1,759
General and administrative expenses	0	0	14,916
Other Operating Expense	20,437	48,291	(277)
Operating cost and expense	20,437	48,291	40,214
Others operating expense [Member]
Statement Line Items [Line Items]
Cost of operation	74,130	48,367	1,907,197
Cost of services rendered to third parties	(7)	(11)	1,049,101
Selling expenses	1,291	11,575	464,583
General and administrative expenses	(11,184)	23,395	863,499
Other Operating Expense	(353)	(231)	357,653
Operating cost and expense	R$ 63,877	R$ 83,095	R$ 4,642,033